Related Party Transactions - Schedule of Transactions with Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	€ (827,239)		€ (960,215)		€ 258,196
Cost of sales [member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	306,651		1,380,547		836,804
Services Received [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	(1,133,890)	[1]	(1,139,518)	[2]	(547,912)
Purchases [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties			(1,201,244)		(30,696)
Ultimate Partner [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	742		28,419
Ultimate Partner [Member] | Cost of sales [member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	742		28,419
Ultimate Partner [Member] | Services Received [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties		[1]		[2]
Other Group Companies [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	305,909		148,466		806,108
Other Group Companies [Member] | Cost of sales [member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	305,909		1,349,710		836,804
Other Group Companies [Member] | Services Received [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties		[1]		[2]
Other Group Companies [Member] | Purchases [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties			(1,201,244)		(30,696)
Senior Partner [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	(1,133,890)		(1,137,100)		(547,912)
Senior Partner [Member] | Cost of sales [member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties			2,418
Senior Partner [Member] | Services Received [Member]
Related Party Transactions - Schedule of Transactions with Related Parties (Details) [Line Items]
Transactions with related parties	€ (1,133,890)	[1]	€ (1,139,518)	[2]	€ (547,912)

[1]	Comprised of selling and administrative – related parties of €848,832, salaries and benefits – related parties of €101,281 (including stock-based compensation of €88,248) and interest expense – related parties of €183,777.
[2]	Comprised of selling and administrative – related parties of €1,010,769, salaries and benefits – related parties of €9,999 and interest expense – related parties of €118,750.